Equity Incentive Plan	12 Months Ended
Dec. 31, 2021
Equity Incentive Plan
Equity Incentive Plan

Note 12. Equity Incentive Plan

The Company’s 2012 Employee, Director and Consultant Equity Incentive Plan (the "2012 Plan") was adopted by its Board of Directors and stockholders in March 2012. The Butterfly Network, Inc. Amended and Restated 2020 Equity Incentive Plan (the “2020 Plan”, and together with the 2012 Plan, the “Plans”) was approved by the Board in the fourth quarter of 2020 and by the stockholders in the first quarter of 2021. Grants under the 2012 Plan and the 2020 Plan are included in the tables below.

As of December 31, 2021, the number of shares of common stock reserved for issuance under the 2020 Plan was 25.6 million. The 2020 Plan is administered by the Board. The Board may grant stock-based awards, restricted stock and options to purchase shares either as incentive stock options or non-qualified stock options. The restricted stock and option grants are subject to certain terms and conditions, option periods and conditions, exercise rights and privileges and are fully discussed in the 2020 Plan. As of December 31, 2021, 17.0 million common shares remain available for issuance under the 2020 Plan. In connection with the Closing of the Business Combination, the Company has not granted and will not grant any additional awards under the 2012 Plan. However, the 2012 Plan will continue to govern the terms and conditions of the outstanding awards previously granted thereunder. As of December 31, 2021, the number of shares of common stock reserved for issuance under the 2012 Plan was 13.1 million.

In connection with the Closing of the Business Combination, the Company adjusted the equity awards as described in Note 3 “Business Combination”. The adjustments to the awards did not result in incremental expense as the equitable adjustments were made pursuant to a preexisting, nondiscretionary anti-dilution provision in the 2012 Plan, and the fair-value, vesting conditions and classification of the awards are the same immediately before and after the modification.

Stock option activity

Each stock option grant carries varying vesting schedules whereby the options may be exercised at the participant’s sole discretion provided they are an employee, director or consultant of the Company on the applicable vesting date. Each option shall terminate not more than ten years from the date of the grant.

A summary of the stock option activity under the 2020 Plan is presented in the table below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Term	(in thousands)
Outstanding at December 31, 2019	15,254,566	2.26	6.94	47,820
Granted	14,492,505	5.56
Exercised	(653,341)	3.07
Forfeited	(2,385,401)	2.50
Outstanding at December 31, 2020	26,708,329	4.03	7.06	143,338
Granted	8,101,866	12.98
Exercised	(8,911,435)	2.46
Forfeited	(9,655,228)	6.12
Outstanding at December 31, 2021	16,243,532	8.11	7.63	24,398
Options exercisable at December 31, 2020	11,553,081	2.29	6.01	82,033
Options exercisable at December 31, 2021	7,399,460	4.34	5.88	21,300
Vested and expected to vest at December 31, 2020	23,175,751	3.82	6.94	129,047
Vested and expected to vest at December 31, 2021	12,943,351	7.30	7.26	23,242

The total intrinsic value excludes those options whereby the stock price does not exceed the exercise price of the option.

Additional information about the Company’s stock option activity during the years ended December 31, 2021, 2020 and 2019 is presented in the table below:

	2021	2020	2019
Cash proceeds from the exercise of stock options (in millions)	$21.7	$2.0	$0.3
Total intrinsic value of stock options exercised (in millions)	80.9	3.6	0.5
Weighted average grant date fair value of options granted	6.47	3.27	2.31

The intrinsic value of a stock option that’s been exercised is the amount by which the stock price exceeds the exercise price of the option on the date of exercise.

During 2020, in connection with employee terminations, the Company extended the post-employment exercise period with regards to 733,000 options. The incremental expense resulting from the modifications was not significant to the consolidated statement of operations and comprehensive loss.

On January 23, 2021, the former Chief Executive Officer and member of the Board of Directors of Legacy Butterfly resigned from his position as Chief Executive Officer. Pursuant to the separation agreement between the former Chief Executive Officer and Legacy Butterfly, the former officer received equity-based compensation. The equity compensation includes the acceleration of vesting of the officer’s service-based options. The acceleration of 1.6 million options was pursuant to the original option award agreement. The Company recognized $2.6 million of expense related to the acceleration of this option award during the year ended December 31, 2021.

In accordance with ASC Topic 718, the Company estimates and records the compensation cost associated with the grants described above with an offsetting entry to paid-in capital. As described in Note 2 “Summary of Significant Accounting Policies”, the Company selected the Black-Scholes option pricing model for determining the estimated fair value for service. The Black-Scholes model requires the use of subjective assumptions which determine the fair value of stock-based awards. The assumptions used to value option grants to employees were as follows:

	2021	2020	2019
Risk free interest rate	0.6% – 1.4%	0.4% – 1.7%	2.3% – 2.5%
Expected dividend yield	0%	0%	0%
Expected term	5.5 years – 6.2 years	5.9 years – 6.3 years	6 years – 6.1 years
Expected volatility	51% – 63%	50%	50%

The assumptions used to value option grants to non-employees were as follows:

	2020	2019
Risk free interest rate	0.4% – 1.7%	1.5% – 2.7%
Expected dividend yield	0%	0%
Expected term	1.1 years – 6.1 years	8.1 years – 10 years
Expected volatility	50%	50%

The Company did not grant any options to non-employees during the year ended December 31, 2021.

Risk free interest rate

The risk-free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect at the time of the grant.

Expected dividend yield

The Company has never declared or paid any cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Expected term

For employee awards, the Company calculates the expected term using the “simplified” method, which is the simple average of the vesting period and the contractual term. The simplified method is applied as the Company does not have sufficient historical data to provide a reasonable basis for an estimate of the expected term. The Company calculates the expected term for employee awards that take into account the effects of employee’s expected exercise and post-vesting employment termination behavior.

For non-employee awards, the expected term is determined on an award by award basis. Prior to the adoption of ASU 2018-07, the contractual term was used.

Expected volatility

Prior to the Closing of the Business Combination, as the Company was privately held from inception until the Closing of the Business Combination in 2021, there was no specific historical or implied volatility information available. Accordingly, the Company estimates the expected volatility on the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the stock-based awards.

Subsequent to the Closing of the Business Combination, the Company considered the historical stock volatilities of its’ peer companies, the historical volatility of the Company's stock price, and the implied stock price volatility derived from the price of exchange traded options on the Company's stock. Due to the lack of historical and implied volatility data of the Company’s common stock for a significant portion of fiscal 2021, the Company primarily estimated the expected volatility using the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the stock-based awards.

Exercise price

The exercise price is taken directly from the grant notice issued to employees and non-employees.

Restricted stock unit activity

A summary of the restricted stock unit activity under the 2020 Plan is presented in the table below:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Stock Units	Fair Value
Outstanding at December 31, 2020	1,894,897	9.40
Granted	3,375,079	14.77
Vested and converted to shares	(1,018,828)	9.40
Forfeited	(292,323)	12.77
Outstanding at December 31, 2021	3,958,825	13.73

The total fair value of the restricted stock units vested during the year ended December 31, 2021 was $10.4 million.

Included in the table above are performance-based restricted stock units that include certain service conditions in the award. In January 2021, the Company granted 1.0 million restricted stock units to certain executives. In 2020, the Company granted 1.9 million restricted stock units to certain employees and consultants, including a grant of 1.0 million restricted stock units to the Chairman of the Board and significant stockholder of Butterfly.  The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based condition is satisfied upon the occurrence of a business combination event as defined in the award agreement. The achievement of the performance condition was deemed satisfied in the first quarter of 2021, when the completion of the Business Combination occurred. During the year ended December 31, 2021, the Company recognized the full grant date fair value of the awards granted to the Chairman of the Board and one other consultant as service to the Company was no longer required since the Business Combination closed in the first quarter of 2021.  For the remaining awards, continued service is still required for the awards to continue to vest per the award agreements.  The achievement of the performance condition was not deemed satisfied and the Company did not recognize any expense for these awards for the period ended December 31, 2020.

In the third quarter of 2021 and excluded from the table above, the Company approved 0.1 million performance-based restricted stock units for certain executives. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based conditions are objective and subjective performance metrics defined in the award agreement. Each award agreement provides that the Compensation Committee of the Board of Directors (the “Compensation Committee”) has discretion over the number of shares that will vest pursuant to the performance metrics. During the first quarter of the year ending December 31, 2023, the Compensation Committee will certify the number of shares vested under the performance-based restricted stock unit awards. The Company concluded a grant date has not occurred and that the service inception date precedes the grant date. For awards that management estimates will vest, the expense is recognized using the accelerated attribution method over the requisite service period as defined in the award agreement. The fair value of these awards is remeasured at the close of each reporting period until a grant date occurs.  An insignificant amount of expense for these awards was recognized during the year ended December 31, 2021.

The Company’s stock-based compensation expense for the periods presented was as follows (in thousands):

	2021	2020	2019
Cost of revenue – subscription	$21	$15	$15
Research and development	9,060	4,551	3,693
Sales and marketing	8,074	2,591	1,041
General and administrative	30,643	3,847	1,289
Total stock-based compensation expense	$47,798	$11,004	$6,038

No related tax benefits of the stock-based compensation expense have been recognized and no related tax benefits have been realized from the exercise of stock options due to the Company’s net operating loss carryforwards.

Total unrecognized stock-based compensation expense for service based awards as of December 31, 2021 and 2020 was $78.8 million and $33.1 million, respectively, which will be recognized over the remaining weighted average vesting period of 2.8 years and 3.5 years, respectively.